October 4, 2005

Securities and Exchange Commission
450 Fifth St. N.W.
Washington, D.C.  20549-1004

ATTN: Mark Cowan
Document Control - EDGAR


Re:      AXP Variable Portfolio - Investment Series, Inc.
            AXP(R) Variable Portfolio - Equity Select Fund (to be known as RiverSource Variable Portfolio - Mid Cap Growth Fund on 10/03/05) AXP(R) Variable Portfolio - Growth Fund (to be known as RiverSource Variable Portfolio - Growth Fund on 10/03/05)
            AXP(R) Variable Portfolio - Large Cap Equity Fund (to be known as RiverSource Variable Portfolio - Large Cap Equity Fund on 10/03/05) AXP(R) Variable Portfolio - Large Cap Value Fund (to be known as RiverSource Variable Portfolio - Large Cap Value Fund on 10/03/05) AXP(R) Variable Portfolio - Mid Cap Value Fund (to be known as RiverSource Variable Portfolio - Mid Cap Value Fund on 10/03/05) AXP(R) Variable Portfolio - New Dimensions Fund (to be known as RiverSource Variable Portfolio - New Dimensions Fund on 10/03/05) AXP(R) Variable Portfolio - S&P 500 Index Fund (to be known as RiverSource Variable Portfolio - S&P 500 Index Fund on 10/03/05) AXP(R) Variable Portfolio - Small Cap Advantage Fund (to be known as RiverSource Variable Portfolio - Small Cap Advantage Fund on 10/03/05)
            AXP(R) Variable Portfolio - Strategy Aggressive Fund (to be known as RiverSource Variable Portfolio - Strategy Aggressive Fund on 10/03/05)
            AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund (to be known as RiverSource Variable Portfolio - Emerging Markets Fund on 10/03/05)
            AXP(R) Variable Portfolio - Threadneedle International Fund (to be known as RiverSource Variable Portfolio - International Opportunity Fund on 10/03/05)
         Post-Effective Amendment No. 56
         File No. 2-73115/811-3218

Dear Mr. Cowan:

Registrant is filing Post-Effective Amendment No. 56 on Form N-1A pursuant to Rule 485(a)(1) for the purpose of updating the prospectus and Statement of Additional Information (SAI). The changes in this filing include:

      For the Prospectus

      - Change from "American Express" and "AXP" branding conventions to the "Ameriprise" and "RiverSource" branding conventions in anticipation of the investment manager's spin-off from American Express Company, anticipated to occur prior to the effective date of this Post-Effective Amendment;

      -  Change of the Principal Investment Strategies sections for:

               AXP Variable Portfolio - Large Cap Equity Fund,
               AXP Variable Portfolio - New Dimensions Fund, and
               AXP Variable Portfolio - Strategy Aggressive Fund;

      - Addition of new disclosure related to compensation paid by the Fund to affiliates of the investment manager;

      - Addition of new disclosure with respect to payments by the investment manager and its affiliates to financial intermediaries who sell the Fund and service shareholders of the Fund;

      -  Addition of new market timing disclosure; and

      -  Addition of other investment risks and strategies.

      For the SAI

      -  Addition of new Fund's portfolio holdings disclosure.

Registrant requests selective review in accordance with SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because all sections of the prospectus and SAI, other than those referenced above, are substantially similar to those found in prior filings by registrants in the same fund complex. The portfolio holdings disclosure language is the same for all funds. All other marked changes in this filing are non-material.

In addition to selective review, Registrant is also respectfully requesting accelerated review of this Post-Effective Amendment to October 12, 2005 or earlier. We request acceleration in order to respond to comments, if any, incorporate changes and meet printing deadlines. Registrant intends to go effective with a subsequent Post-Effective Amendment filing under Rule 485(b) on or about October 28, 2005.

The prospectus and Statement of Additional Information for AXP Variable Portfolio - Mid Cap Value Fund have been marked to show changes from Registrant's Post-Effective Amendment No. 54 filed on or about April 25, 2005. The prospectus and Statement of Additional Information for AXP Variable Portfolio - Equity Select Fund, AXP Variable Portfolio - Growth Fund, AXP Variable Portfolio - Large Cap Equity Fund, AXP Variable Portfolio - Large Cap Value Fund, AXP Variable Portfolio - New Dimensions Fund, AXP Variable Portfolio
- S&P 500 Index Fund, AXP Variable Portfolio - Small Cap Advantage Fund, AXP Variable Portfolio - Strategy Aggressive Fund, AXP Variable Portfolio - Threadneedle Emerging Markets Fund and AXP Variable Portfolio - Threadneedle International Fund have been marked to show changes from Registrant's Post-Effective Amendment No. 52 filed on or about October 27, 2005. All marked changes on this filing are non-material.

If you have any questions, please contact either Christopher O. Petersen at
(612) 671-4321, Boba Selimovic at (612) 671-7449 or Anna Butskaya at
612-671-4993.

Sincerely,


/s/ Leslie L. Ogg
------------------
    Leslie L. Ogg
    Vice President, General Counsel and Secretary

Enclosure:        Post-Effective Amendment No. 56
                  File No.: 2-73115/811-3218